Average Annual Total Returns - A C I Shares - JPMorgan Mortgage-Backed Securities Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. MBS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. MBS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. MBS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	1.42%	2.82%	3.01%	3.83%	3.09%	2.92%	5.59%	3.85%	3.67%	4.26%	2.50%	2.29%	3.43%	2.37%	2.23%	3.87%	3.05%	3.01%